Segment Reporting	6 Months Ended
Jun. 30, 2025
Segment Reporting
Segment Reporting

Note 22 - Segment Reporting

Prior to Q4 2024, the Company presented two reportable segments: mining (which comprised the precious metal and other mining operating segments) and energy. Starting in Q4 2024, the Company changed to three reportable segments: precious metals, other mining and energy. The prior period amounts have been reclassified for consistency with the current period presentation.

The Company’s reportable segments for purposes of assessing performance are presented as follows:

	For the three months ended June 30,
	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$304.0	$10.2	$52.5	$366.7
Interest revenue	2.7	—	—	2.7
Total Revenue	$306.7	$10.2	$52.5	$369.4

Expenses
Costs of sales	$31.1	$—	$2.4	$33.5
Depletion and depreciation	44.8	2.8	16.2	63.8
Segment gross profit	$230.8	$7.4	$33.9	$272.1

	For the three months ended June 30,
	2024
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$193.0	$13.7	$50.9	$257.6
Interest revenue	2.2	—	—	2.2
Other interest income	0.3	—	—	0.3
Total Revenue	$195.5	$13.7	$50.9	$260.1

Expenses
Costs of sales	$26.6	$—	$2.5	$29.1
Depletion and depreciation	35.3	2.9	13.7	51.9
Segment gross profit	$133.6	$10.8	$34.7	$179.1

	For the six months ended June 30,
	2025
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$594.7	$27.0	$110.5	$732.2
Interest revenue	5.6	—	—	5.6
Total Revenue	$600.3	$27.0	$110.5	$737.8

Expenses
Costs of sales	$65.1	$—	$6.9	$72.0
Depletion and depreciation	91.9	7.7	32.5	132.1
Segment gross profit	$443.3	$19.3	$71.1	$533.7

	For the six months ended June 30,
	2024
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$387.0	$31.5	$94.7	$513.2
Interest revenue	3.1	—	—	3.1
Other interest income	0.6	—	—	0.6
Total Revenue	$390.7	$31.5	$94.7	$516.9

Expenses
Costs of sales	$57.2	$—	$5.5	$62.7
Depletion and depreciation	73.0	6.5	30.4	109.9
Segment gross profit	$260.5	$25.0	$58.8	$344.3

A reconciliation of total segment gross profit to consolidated net income before income taxes is presented below:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2025	2024	2025	2024
Total segment gross profit	$272.1	$179.1	$533.7	$344.3

Other operating expenses (income)
General and administrative expenses	$5.7	$7.6	$14.4	$11.8
Share-based compensation expense	2.8	1.8	8.5	4.6
Cobre Panama arbitration expense(1)	3.9	0.8	4.6	2.3
Impairment reversal(1)	(4.1)	—	(4.1)	—
Gain on disposal of royalty interests(1)	—	—	—	(0.3)
Gain on sale of gold and silver bullion(1)	(42.2)	(1.1)	(49.3)	(2.5)
Depreciation	0.2	1.0	0.3	1.2
Foreign exchange (gain) loss and other (income) expenses	(4.1)	9.8	(9.8)	11.4
Income before finance items and income taxes	$309.9	$159.2	$569.1	$315.8

Finance items
Finance income	$6.6	$16.2	$17.7	$32.2
Finance expenses	(0.8)	(0.6)	(1.5)	(1.2)
Net income before income taxes	$315.7	$174.8	$585.3	$346.8
1.	Amounts were attributed to the precious metals reportable segment for the three and six months ended June 30, 2025 and 2024.